Note 5 - Property and Equipment - Major Classes of Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross		$ 991,453	$ 992,571
Less accumulated depreciation		(950,417)	(902,260)
Property and equipment, net	$ 15,040	41,036	90,311
Furniture and Fixtures [Member]
Property and equipment, gross		35,407	35,407
Office Equipment [Member]
Property and equipment, gross		138,897	138,897
Equipment [Member]
Property and equipment, gross		$ 817,149	$ 818,267